Debt Securities in Issue (Tables)	6 Months Ended
Sep. 30, 2024
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Summary of Debt Securities in Issue
Debt securities in issue at September 30, 2024 and March 31, 2024 consisted of the following:

	At September 30, 2024	At March 31, 2024

	(In millions)

Commercial paper	¥2,873,893	¥3,324,405
Unsubordinated bonds	8,941,877	9,306,487
Subordinated bonds	1,331,547	1,444,192

Total debt securities in issue	¥13,147,317	¥14,075,084